PROPERTY AND EQUIPMENT - Cash generating units (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)	Dec. 31, 2015 IDR (Rp)	Dec. 31, 2014 IDR (Rp)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 IDR (Rp)
Cashgenerating units
Derecognized assets		Rp 114,230	Rp 103,455		$ 9,572	Rp 129,872
Gross or Cost
Cashgenerating units
Derecognized assets		248,099	232,673			267,251
Fixed wireless business
Cashgenerating units
Recoverable amount			549
Impairment loss				Rp 805
Discounted pre tax rate				13.50%
Technological and economic obsolescence rate				30.00%
Increase in technological and economic obsolescence rate				40.00%
Increase in impairment loss			Rp 70
Fixed wireless business | Gross or Cost
Cashgenerating units
Derecognized assets		5,203				Rp 3,193
Others
Cashgenerating units
Impairment loss	Rp 0	Rp 0